Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
United States	$ 90,466	$ (2,387,341)	$ (2,352,510)
Foreign	7,024,148	12,360,373	11,743,089
Income before income taxes	$ 7,114,614	$ 9,973,032	$ 9,390,579